STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communication Services - 2.7%
Advertising - 0.2%
DoubleVerify Holdings, Inc. (a)	4,296	$51,466
Magnite, Inc. (a)	4,378	95,353
		146,819
Alternative Carriers - 0.5%
Cogent Communications Holdings, Inc.	1,444	55,377
Globalstar, Inc. (a)	1,614	58,734
Iridium Communications, Inc.	2,931	51,175
Lumen Technologies, Inc. (a)	29,946	183,270
		348,556
Broadcasting - 0.5%
Newsmax, Inc. (a)	1,528	18,947
Nexstar Media Group, Inc.	893	176,582
TEGNA, Inc.	5,049	102,646
		298,175
Interactive Media & Services - 0.8%
Cargurus, Inc. (a)	2,579	96,016
IAC, Inc. (a)	2,155	73,421
Rumble, Inc. (a)	2,910	21,068
TripAdvisor, Inc. (a)	3,501	56,926
Trump Media & Technology Group Corp. (a)	5,096	83,676
Yelp, Inc. (a)	1,964	61,277
ZoomInfo Technologies, Inc. (a)	9,092	99,194
		491,578
Movies & Entertainment - 0.4%
Atlanta Braves Holdings, Inc. - Class A (a)	318	14,459
Atlanta Braves Holdings, Inc. - Class C (a)	1,181	49,118
Cinemark Holdings, Inc.	3,260	91,345
Madison Square Garden Sports Corp. (a)	552	125,304
		280,226
Publishing - 0.1%
John Wiley & Sons, Inc. - Class A	1,210	48,969

Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure, Inc.	496	24,805
Gogo, Inc. (a)	2,323	19,955
Telephone and Data Systems, Inc.	2,806	110,107
		154,867
Total Communication Services		1,769,190

Consumer Discretionary - 13.1%
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	1,478	126,443
Boot Barn Holdings, Inc. (a)	964	159,754

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Apparel Retail - 0.5% (Continued)
Buckle, Inc.	1,019	$59,775
		345,972
Apparel, Accessories & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	3,653	72,768
Columbia Sportswear Co.	812	42,468
Kontoor Brands, Inc.	1,733	138,241
PVH Corp.	1,504	125,990
Under Armour, Inc. - Class A (a)	5,996	29,920
Under Armour, Inc. - Class C (a)	3,734	18,035
VF Corp.	12,640	182,395
		609,817
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	1,611	167,045

Automotive Parts & Equipment - 2.1%
Dana, Inc.	4,590	91,984
Dorman Products, Inc. (a)	873	136,083
Garrett Motion, Inc.	4,187	57,027
Gentex Corp.	7,359	208,260
LCI Industries	774	72,098
Lear Corp.	1,744	175,464
Modine Manufacturing Co. (a)	1,675	238,118
Patrick Industries, Inc.	1,016	105,085
QuantumScape Corp. (a)	12,495	153,938
Visteon Corp.	854	102,360
		1,340,417
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	1,884	115,678
Asbury Automotive Group, Inc. (a)	620	151,559
Group 1 Automotive, Inc.	416	182,004
Sonic Automotive, Inc. - Class A	460	35,001
Valvoline, Inc. (a)	3,998	143,568
		627,810
Broadline Retail - 0.5%
Etsy, Inc. (a)	2,970	197,178
Macy's, Inc.	8,180	146,668
		343,846
Casinos & Gaming - 0.7%
Brightstar Lottery PLC	3,667	63,256
Caesars Entertainment, Inc. (a)	6,202	167,609
Penn Entertainment, Inc. (a)	4,741	91,311
Rush Street Interactive, Inc. (a)	2,819	57,733
Sharplink Gaming, Inc. (a)	3,473	59,076
		438,985

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Education Services - 1.1%
Adtalem Global Education, Inc. (a)	1,079	$166,651
Graham Holdings Co. - Class B	94	110,667
Grand Canyon Education, Inc. (a)	915	200,861
Stride, Inc. (a)	1,384	206,133
		684,312
Footwear - 0.2%
Crocs, Inc. (a)	1,709	142,787

Homebuilding - 2.0%
Cavco Industries, Inc. (a)	254	147,506
Champion Homes, Inc. (a)	1,778	135,786
Dream Finders Homes, Inc. - Class A (a)	897	23,250
Green Brick Partners, Inc. (a)	977	72,161
Installed Building Products, Inc.	759	187,215
KB Home	1,870	119,007
M/I Homes, Inc. (a)	810	116,996
Meritage Homes Corp.	2,202	159,491
Taylor Morrison Home Corp. (a)	3,149	207,866
Tri Pointe Homes, Inc. (a)	2,690	91,379
		1,260,657
Homefurnishing Retail - 0.2%
RH (a)	485	98,533

Hotels, Resorts & Cruise Lines - 0.6%
Choice Hotels International, Inc.	816	87,238
Global Business Travel Group I (a)	3,749	30,292
Hilton Grand Vacations, Inc. (a)	2,026	84,707
Marriott Vacations Worldwide Corp.	1,000	66,560
Travel + Leisure Co.	1,967	117,017
		385,814
Household Appliances - 0.2%
Whirlpool Corp.	1,764	138,650

Housewares & Specialties - 0.1%
Newell Brands, Inc.	13,215	69,247

Leisure Facilities - 0.4%
Six Flags Entertainment Corp. (a)	2,910	66,115
United Parks & Resorts, Inc. (a)	848	43,842
Vail Resorts, Inc.	1,168	174,698
		284,655
Leisure Products - 1.0%
Acushnet Holdings Corp.	872	68,443
Brunswick Corp.	2,050	129,642

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Leisure Products - 1.0% (Continued)
Mattel, Inc. (a)	10,496	$176,648
Peloton Interactive, Inc. - Class A (a)	12,065	108,585
Polaris, Inc.	1,669	97,019
YETI Holdings, Inc. (a)	2,611	86,633
		666,970
Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	3,836	107,024

Other Specialty Retail - 0.4%
Academy Sports & Outdoors, Inc.	2,088	104,442
Signet Jewelers Ltd.	1,253	120,188
		224,630
Restaurants - 0.3%
Cheesecake Factory, Inc.	1,444	78,900
Shake Shack, Inc. - Class A (a)	1,220	114,204
		193,104
Specialized Consumer Services - 0.3%
Frontdoor, Inc. (a)	2,328	156,651
OneSpaWorld Holdings Ltd.	3,143	66,443
		223,094
Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,219	61,478
Total Consumer Discretionary		8,414,847

Consumer Staples - 2.2%
Agricultural Products & Services - 0.2%
Darling Ingredients, Inc. (a)	4,710	145,398

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	250	52,855

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	809	98,043

Food Distributors - 0.1%
Chefs' Warehouse, Inc. (a)	1,166	68,013

Household Products - 0.3%
Central Garden & Pet Co. (a)	252	8,228
Central Garden & Pet Co. - Class A (a)	1,589	46,923
Reynolds Consumer Products, Inc.	1,736	42,480
WD-40 Co.	427	84,375
		182,006

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	1,380	$129,858
Flowers Foods, Inc.	6,169	80,506
Freshpet, Inc. (a)	1,530	84,318
J & J Snack Foods Corp.	501	48,141
Marzetti Co.	636	109,894
Post Holdings, Inc. (a)	1,558	167,454
Seaboard Corp.	8	29,176
Simply Good Foods Co. (a)	2,916	72,375
Tootsie Roll Industries, Inc.	544	22,805
		744,527
Personal Care Products - 0.2%
Coty, Inc. - Class A (a)	11,677	47,175
Interparfums, Inc.	577	56,765
		103,940
Soft Drinks & Non-alcoholic Beverages - 0.0%(b)
National Beverage Corp. (a)	796	29,388
Total Consumer Staples		1,424,170

Energy - 4.7%
Coal & Consumable Fuels - 0.7%
Centrus Energy Corp. - Class A (a)	493	152,864
Core Natural Resources, Inc.	1,566	130,730
Uranium Energy Corp. (a)	13,881	185,173
		468,767
Oil & Gas Drilling - 0.5%
Noble Corp. PLC	4,002	113,177
Patterson-UTI Energy, Inc.	11,935	61,823
Transocean Ltd. (a)	24,752	77,226
Valaris Ltd. (a)	1,850	90,225
		342,451
Oil & Gas Equipment & Services - 1.3%
Archrock, Inc.	5,476	144,074
Cactus, Inc. - Class A	2,160	85,255
Kodiak Gas Services, Inc.	1,841	68,062
NOV, Inc.	11,678	154,733
Oceaneering International, Inc. (a)	3,119	77,289
Solaris Energy Infrastructure, Inc. - Class A	1,205	48,164
Tidewater, Inc. (a)	1,344	71,675
Weatherford International PLC	2,237	153,078
		802,330
Oil & Gas Exploration & Production - 1.6%
California Resources Corp.	2,401	127,685
Civitas Resources, Inc.	2,913	94,673
CNX Resources Corp. (a)	4,225	135,707

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.6% (Continued)
Comstock Resources, Inc. (a)	2,481	$49,198
Crescent Energy Co. - Class A	5,842	52,111
Gulfport Energy Corp. (a)	496	89,766
Magnolia Oil & Gas Corp. - Class A	5,781	137,992
Murphy Oil Corp.	4,269	121,282
Northern Oil & Gas, Inc.	3,051	75,665
Sable Offshore Corp. (a)	2,366	41,310
SM Energy Co.	3,569	89,118
		1,014,507
Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	956	34,875
PBF Energy, Inc. - Class A	2,615	78,894
		113,769
Oil & Gas Storage & Transportation - 0.4%
Excelerate Energy, Inc. - Class A	765	19,270
Golar LNG Ltd.	3,066	123,897
NextDecade Corp. (a)	5,654	38,391
Scorpio Tankers, Inc.	1,393	78,078
		259,636
Total Energy		3,001,460

Financials - 18.0%
Asset Management & Custody Banks - 0.9%
Affiliated Managers Group, Inc.	891	212,441
Artisan Partners Asset Management, Inc. - Class A	2,181	94,655
Cohen & Steers, Inc.	873	57,278
Federated Hermes, Inc.	2,422	125,775
GCM Grosvenor, Inc. - Class A	1,446	17,453
Victory Capital Holdings, Inc. - Class A	1,590	102,968
		610,570
Commercial & Residential Mortgage Finance - 1.4%
Enact Holdings, Inc.	927	35,541
Essent Group Ltd.	3,218	204,536
MGIC Investment Corp.	7,660	217,314
NMI Holdings, Inc. - Class A (a)	2,417	92,668
PennyMac Financial Services, Inc.	889	110,130
Radian Group, Inc.	4,215	152,667
Walker & Dunlop, Inc.	1,021	85,376
		898,232
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	1,441	80,365
Credit Acceptance Corp. (a)	152	70,973
Dave, Inc. (a)	353	70,371
Enova International, Inc. (a)	750	86,317

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Consumer Finance - 0.9% (Continued)
FirstCash Holdings, Inc.	1,222	$193,589
Nelnet, Inc. - Class A	474	59,430
		561,045
Diversified Financial Services - 0.4%
Jackson Financial, Inc. - Class A	2,292	232,019

Insurance Brokers - 0.2%
Baldwin Insurance Group, Inc. - Class A (a)	2,191	61,808
Goosehead Insurance, Inc. - Class A	774	57,601
Hagerty, Inc. - Class A (a)	826	9,945
		129,354
Investment Banking & Brokerage - 1.2%
BGC Group, Inc. - Class A	11,857	112,167
Lazard, Inc.	3,638	192,014
Moelis & Co. - Class A	2,334	166,461
Piper Sandler Cos.	566	196,397
StoneX Group, Inc. (a)	1,346	135,838
		802,877
Life & Health Insurance - 1.1%
Brighthouse Financial, Inc. (a)	1,804	95,756
CNO Financial Group, Inc.	3,060	121,023
F&G Annuities & Life, Inc.	598	18,699
Genworth Financial, Inc. - Class A (a)	12,890	114,721
Lincoln National Corp.	5,526	222,864
Oscar Health, Inc. - Class A (a)	6,505	123,140
		696,203
Property & Casualty Insurance - 2.0%
Assured Guaranty Ltd.	1,463	123,843
First American Financial Corp.	3,199	205,504
Hamilton Insurance Group Ltd. - Class B (a)	1,506	37,349
Hanover Insurance Group, Inc.	1,061	192,709
Kemper Corp.	1,936	99,801
Mercury General Corp.	845	71,639
Palomar Holdings, Inc. (a)	828	96,669
RLI Corp.	2,919	190,377
Selective Insurance Group, Inc.	1,898	153,871
White Mountains Insurance Group Ltd.	79	132,050
		1,303,812
Regional Banks - 8.7%
Ameris Bancorp	2,070	151,752
Associated Banc-Corp.	5,139	132,124
Atlantic Union Bankshares Corp.	4,464	157,535
Axos Financial, Inc. (a)	1,714	145,090
Banc of California, Inc.	4,020	66,531

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Regional Banks - 8.7% (Continued)
BancFirst Corp.	589	$74,479
Bancorp, Inc. (a)	1,393	104,322
Bank of Hawaii Corp.	1,241	81,459
Bank OZK	3,404	173,536
BankUnited, Inc.	2,371	90,477
Banner Corp.	1,072	70,216
Cathay General Bancorp	2,124	101,973
Columbia Banking System, Inc.	9,617	247,542
Community Financial System, Inc.	1,660	97,342
Customers Bancorp, Inc. (a)	908	59,356
CVB Financial Corp.	4,113	77,777
Eastern Bankshares, Inc.	6,148	111,586
Enterprise Financial Services Corp.	1,125	65,228
FB Financial Corp.	1,328	74,023
First Bancorp	1,283	67,858
First BanCorp	5,023	110,757
First Financial Bancorp	2,892	73,023
First Financial Bankshares, Inc.	3,839	129,182
First Hawaiian, Inc.	3,969	98,550
First Interstate BancSystem, Inc. - Class A	2,741	87,356
First Merchants Corp.	1,806	68,086
Flagstar Financial, Inc.	10,728	123,908
FNB Corp.	11,673	188,052
Fulton Financial Corp.	5,713	106,433
Glacier Bancorp, Inc.	3,592	174,823
Hancock Whitney Corp.	2,654	166,167
Home BancShares, Inc.	5,807	164,338
Independent Bank Corp.	1,555	107,559
International Bancshares Corp.	1,795	123,406
NBT Bancorp, Inc.	1,614	67,401
Park National Corp.	467	75,902
Provident Financial Services, Inc.	4,015	77,409
Renasant Corp.	2,959	109,158
Seacoast Banking Corp. of Florida	2,807	85,417
ServisFirst Bancshares, Inc.	1,595	128,445
Simmons First National Corp. - Class A	4,374	83,850
Stock Yards Bancorp, Inc.	912	63,831
Texas Capital Bancshares, Inc. (a)	1,429	120,793
TFS Financial Corp.	1,880	24,769
Towne Bank	2,233	77,195
Trustmark Corp.	1,751	69,340
United Bankshares, Inc.	4,415	164,282
United Community Banks, Inc.	3,837	120,290
Valley National Bancorp	15,224	161,374

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Regional Banks - 8.7% (Continued)
WaFd, Inc.	2,507	$75,937
WesBanco, Inc.	2,968	94,768
WSFS Financial Corp.	1,784	96,211
		5,568,218
Reinsurance - 0.1%
SiriusPoint Ltd. (a)	3,237	58,557

Transaction & Payment Processing Services - 1.1%
Euronet Worldwide, Inc. (a)	1,287	113,012
EVERTEC, Inc.	1,995	67,391
Marqeta, Inc. - Class A (a)	13,165	69,511
Paymentus Holdings, Inc. - Class A (a)	999	30,569
Payoneer Global, Inc. (a)	9,336	56,483
Remitly Global, Inc. (a)	5,246	85,510
Sezzle, Inc. (a)	515	40,958
Western Union Co.	10,182	81,354
WEX, Inc. (a)	1,115	175,646
		720,434
Total Financials		11,581,321

Health Care - 12.5%
Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc. (a)	3,933	83,930
ADMA Biologics, Inc. (a)	7,335	107,531
Agios Pharmaceuticals, Inc. (a)	1,812	72,734
Akero Therapeutics, Inc. (a)	2,451	116,373
Alkermes PLC (a)	5,167	155,010
Alvotech SA (a)	3,668	30,041
Apellis Pharmaceuticals, Inc. (a)	3,426	77,530
Apogee Therapeutics, Inc. (a)	1,278	50,775
Arcellx, Inc. (a)	1,713	140,637
Arrowhead Pharmaceuticals, Inc. (a)	3,823	131,855
Avidity Biosciences, Inc. (a)	3,640	158,595
Catalyst Pharmaceuticals, Inc. (a)	3,641	71,728
CG oncology, Inc. (a)	1,961	78,989
CRISPR Therapeutics AG (a)	2,637	170,904
Cytokinetics, Inc. (a)	3,894	214,014
Disc Medicine, Inc. (a)	701	46,322
Ideaya Biosciences, Inc. (a)	2,686	73,086
ImmunityBio, Inc. (a)	7,263	17,867
Immunovant, Inc. (a)	2,187	35,254
Kiniksa Pharmaceuticals International PLC (a)	1,231	47,800
Krystal Biotech, Inc. (a)	815	143,872
Kymera Therapeutics, Inc. (a)	1,875	106,125

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Biotechnology - 6.4% (Continued)
Merus NV (a)	2,328	$219,181
Metsera, Inc. (a)	1,994	104,346
Mirum Pharmaceuticals, Inc. (a)	1,330	97,502
MoonLake Immunotherapeutics (a)	1,177	8,439
Newamsterdam Pharma Co. NV (a)	2,404	68,370
Nuvalent, Inc. - Class A (a)	1,469	127,039
Protagonist Therapeutics, Inc. (a)	1,941	128,941
PTC Therapeutics, Inc. (a)	2,480	152,198
Recursion Pharmaceuticals, Inc. - Class A (a)	12,966	63,274
Rhythm Pharmaceuticals, Inc. (a)	2,145	216,624
Scholar Rock Holding Corp. (a)	2,553	95,074
Soleno Therapeutics, Inc. (a)	1,481	100,116
TG Therapeutics, Inc. (a)	4,556	164,586
Twist Bioscience Corp. (a)	1,816	51,102
Ultragenyx Pharmaceutical, Inc. (a)	2,843	85,517
Vaxcyte, Inc. (a)	3,905	140,658
Vericel Corp. (a)	1,585	49,880
Viking Therapeutics, Inc. (a)	3,363	88,380
		4,092,199
Health Care Equipment - 1.6%
Envista Holdings Corp. (a)	5,332	108,613
Glaukos Corp. (a)	1,751	142,794
Inspire Medical Systems, Inc. (a)	925	68,635
Integer Holdings Corp. (a)	1,101	113,766
iRhythm Technologies, Inc. (a)	1,029	176,978
LivaNova PLC (a)	1,723	90,251
PROCEPT BioRobotics Corp. (a)	1,653	58,995
Teleflex, Inc.	1,450	177,422
TransMedics Group, Inc. (a)	1,039	116,576
		1,054,030
Health Care Facilities - 0.3%
Acadia Healthcare Co., Inc. (a)	2,832	70,120
Concentra Group Holdings Parent, Inc.	3,936	82,381
Surgery Partners, Inc. (a)	2,428	52,542
		205,043
Health Care Services - 1.7%
BrightSpring Health Services, Inc. (a)	3,066	90,631
Chemed Corp.	472	211,333
CorVel Corp. (a)	918	71,071
GeneDx Holdings Corp. (a)	559	60,227
Guardant Health, Inc. (a)	3,897	243,485
Option Care Health, Inc. (a)	5,139	142,659
Privia Health Group, Inc. (a)	3,486	86,801
RadNet, Inc. (a)	2,196	167,357
		1,073,564

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Health Care Supplies - 0.8%
Dentsply Sirona, Inc.	6,265	$79,503
Haemonetics Corp. (a)	1,506	73,402
ICU Medical, Inc. (a)	736	88,291
Lantheus Holdings, Inc. (a)	2,149	110,222
Merit Medical Systems, Inc. (a)	1,835	152,727
		504,145
Health Care Technology - 0.2%
Waystar Holding Corp. (a)	2,988	113,305

Life Sciences Tools & Services - 0.3%
Bruker Corp.	3,277	106,470
Sotera Health Co. (a)	4,863	76,495
		182,965
Managed Health Care - 0.1%
Alignment Healthcare, Inc. (a)	4,268	74,477

Pharmaceuticals - 1.1%
Amneal Pharmaceuticals, Inc. (a)	5,112	51,171
Axsome Therapeutics, Inc. (a)	1,290	156,671
Crinetics Pharmaceuticals, Inc. (a)	2,911	121,243
Ligand Pharmaceuticals, Inc. (a)	596	105,575
Organon & Co.	8,243	88,035
Perrigo Co. PLC	4,355	96,986
Prestige Consumer Healthcare, Inc. (a)	1,547	96,533
Scilex Holding Co. (a)	1	24
		716,238
Total Health Care		8,015,966

Industrials - 14.1%
Aerospace & Defense - 1.0%
AAR Corp. (a)	1,071	96,037
Hexcel Corp.	2,507	157,189
Intuitive Machines, Inc. (a)	3,195	33,611
Mercury Systems, Inc. (a)	1,652	127,865
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,692	142,511
VSE Corp.	609	101,240
		658,453
Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	324	61,852

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,565	188,553
Hub Group, Inc. - Class A	1,851	63,748
		252,301

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Building Products - 1.3%
AZZ, Inc.	930	$101,491
CSW Industrials, Inc.	528	128,172
Griffon Corp.	1,384	105,392
Hayward Holdings, Inc. (a)	6,681	101,017
Resideo Technologies, Inc. (a)	4,285	185,026
Tecnoglass, Inc.	773	51,721
UFP Industries, Inc.	1,925	179,968
		852,787
Cargo Ground Transportation - 0.4%
Landstar System, Inc.	1,085	132,977
RXO, Inc. (a)	5,111	78,607
Schneider National, Inc. - Class B	1,411	29,857
		241,441
Commercial Printing - 0.2%
Brady Corp. - Class A	1,340	104,560

Construction & Engineering - 2.0%
Arcosa, Inc.	1,524	142,814
Argan, Inc.	410	110,720
Construction Partners, Inc. - Class A (a)	1,478	187,706
Everus Construction Group, Inc. (a)	1,614	138,401
Granite Construction, Inc.	1,380	151,317
MYR Group, Inc. (a)	480	99,854
Primoris Services Corp.	1,679	230,577
Tutor Perini Corp. (a)	1,406	92,220
WillScot Holdings Corp.	5,644	119,145
		1,272,754
Construction Machinery & Heavy Transportation Equipment - 0.5%
Atmus Filtration Technologies, Inc.	2,613	117,820
REV Group, Inc.	1,488	84,325
Terex Corp.	1,997	102,446
		304,591
Data Processing & Outsourced Services - 0.5%
Concentrix Corp.	1,671	77,117
Maximus, Inc.	1,765	161,268
Verra Mobility Corp. (a)	4,836	119,449
		357,834
Diversified Support Services - 0.4%
ACV Auctions, Inc. - Class A (a)	5,260	52,127
Driven Brands Holdings, Inc. (a)	1,919	30,915
OPENLANE, Inc. (a)	3,348	96,355
UniFirst Corp./MA	471	78,747
		258,144

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 1.0%
Atkore, Inc.	1,056	$66,253
EnerSys	1,207	136,343
Enovix Corp. (a)	5,117	51,017
Powell Industries, Inc.	303	92,357
Sensata Technologies Holding PLC	4,579	139,889
Sunrun, Inc. (a)	7,032	121,583
Vicor Corp. (a)	735	36,544
		643,986
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	1,947	89,796

Human Resource & Employment Services - 0.6%
Alight, Inc. - Class A	13,445	43,831
First Advantage Corp. (a)	2,606	40,106
Insperity, Inc.	1,099	54,071
Korn Ferry	1,624	113,647
Robert Half, Inc.	3,144	106,833
TriNet Group, Inc.	936	62,609
		421,097
Industrial Machinery & Supplies & Components - 1.6%
Albany International Corp. - Class A	950	50,635
Enerpac Tool Group Corp.	1,693	69,413
Enpro, Inc.	659	148,934
ESCO Technologies, Inc.	807	170,366
Franklin Electric Co., Inc.	1,248	118,810
Kadant, Inc.	371	110,402
Mueller Water Products, Inc. - Class A	4,915	125,431
Timken Co.	2,031	152,690
Worthington Enterprises, Inc.	979	54,325
		1,001,006
Marine Transportation - 0.1%
Matson, Inc.	1,014	99,970

Office Services & Supplies - 0.2%
HNI Corp.	1,363	63,857
Pitney Bowes, Inc.	5,130	58,533
		122,390
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	917	45,648
Copa Holdings SA - Class A	241	28,636
SkyWest, Inc. (a)	324	32,601
		106,885
Passenger Ground Transportation - 0.6%
Avis Budget Group, Inc. (a)	512	82,215

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.6% (Continued)
Lyft, Inc. - Class A (a)	12,631	$278,008
		360,223
Research & Consulting Services - 1.5%
Amentum Holdings, Inc. (a)	4,876	116,780
CBIZ, Inc. (a)	1,629	86,272
Clarivate PLC (a)	12,478	47,791
Exponent, Inc.	1,595	110,821
FTI Consulting, Inc. (a)	1,010	163,266
Huron Consulting Group, Inc. (a)	536	78,669
KBR, Inc.	4,202	198,712
Science Applications International Corp.	1,470	146,074
		948,385
Security & Alarm Services - 0.2%
Brink's Co.	1,295	151,334

Trading Companies & Distributors - 1.2%
Boise Cascade Co.	1,178	91,083
GATX Corp.	1,156	202,069
Herc Holdings, Inc.	1,032	120,393
McGrath RentCorp	794	93,136
MSC Industrial Direct Co., Inc. - Class A	1,376	126,784
Rush Enterprises, Inc. - Class A	1,921	102,716
Rush Enterprises, Inc. - Class B	221	12,690
		748,871
Total Industrials		9,058,660

Information Technology - 15.5%
Application Software - 5.7%
ACI Worldwide, Inc. (a)	3,284	173,297
Agilysys, Inc. (a)	804	84,621
Alarm.com Holdings, Inc. (a)	1,496	79,408
Alkami Technology, Inc. (a)	2,075	51,543
Asana, Inc. - Class A (a)	2,861	38,223
AvePoint, Inc. (a)	4,776	71,688
BILL Holdings, Inc. (a)	2,969	157,268
Bitdeer Technologies Group (a)	3,046	52,056
Blackbaud, Inc. (a)	1,513	97,301
BlackLine, Inc. (a)	1,801	95,633
Box, Inc. - Class A (a)	4,422	142,698
Braze, Inc. - Class A (a)	2,528	71,896
C3.ai, Inc. - Class A (a)	3,825	66,325
Cleanspark, Inc. (a)	8,686	125,947
Clear Secure, Inc. - Class A	2,885	96,301
Clearwater Analytics Holdings, Inc. - Class A (a)	8,868	159,801

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Application Software - 5.7% (Continued)
Core Scientific, Inc. (a)	8,687	$155,845
Five9, Inc. (a)	2,354	56,967
Freshworks, Inc. - Class A (a)	7,130	83,920
Intapp, Inc. (a)	1,773	72,516
Life360, Inc. (a)	2,492	264,900
LiveRamp Holdings, Inc. (a)	2,018	54,768
MARA Holdings, Inc. (a)	11,343	207,123
nCino, Inc. (a)	3,308	89,680
Pagaya Technologies Ltd. - Class A (a)	1,542	45,782
Q2 Holdings, Inc. (a)	1,886	136,527
RingCentral, Inc. - Class A (a)	2,449	69,405
Riot Platforms, Inc. (a)	10,487	199,568
SoundHound AI, Inc. - Class A (a)	11,501	184,936
Sprinklr, Inc. - Class A (a)	3,684	28,440
SPS Commerce, Inc. (a)	1,192	124,135
Vertex, Inc. - Class A (a)	2,077	51,489
Workiva, Inc. (a)	1,574	135,490
Zeta Global Holdings Corp. - Class A (a)	5,836	115,961
		3,641,458
Communications Equipment - 0.6%
Calix, Inc. (a)	1,874	115,007
Extreme Networks, Inc. (a)	4,112	84,913
Viasat, Inc. (a)	3,957	115,940
Viavi Solutions, Inc. (a)	6,987	88,665
		404,525
Electronic Components - 0.3%
Belden, Inc.	1,237	148,774
Vishay Intertechnology, Inc.	3,872	59,242
		208,016
Electronic Equipment & Instruments - 2.4%
Advanced Energy Industries, Inc.	1,226	208,592
Badger Meter, Inc.	933	166,615
Cognex Corp.	5,471	247,836
Crane NXT Co.	1,548	103,825
Mirion Technologies, Inc. (a)	6,259	145,584
Novanta, Inc. (a)	1,135	113,670
OSI Systems, Inc. (a)	504	125,617
PAR Technology Corp. (a)	1,260	49,871
Ralliant Corp.	3,594	157,166
Vontier Corp.	4,826	202,547
		1,521,323
Electronic Manufacturing Services - 0.9%
IPG Photonics Corp. (a)	769	60,897
Plexus Corp. (a)	846	122,408

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.9% (Continued)
Sanmina Corp. (a)	1,686	$194,075
TTM Technologies, Inc. (a)	3,143	181,037
		558,417
Internet Services & Infrastructure - 0.4%
Applied Digital Corp. (a)	6,786	155,671
DigitalOcean Holdings, Inc. (a)	2,175	74,298
		229,969
IT Consulting & Other Services - 0.3%
ASGN, Inc. (a)	1,339	63,402
DXC Technology Co. (a)	5,673	77,323
Globant SA (a)	1,371	78,668
		219,393
Semiconductor Materials & Equipment - 1.1%
ACM Research, Inc. - Class A (a)	1,593	62,334
Amkor Technology, Inc.	3,678	104,455
Axcelis Technologies, Inc. (a)	999	97,542
Enphase Energy, Inc. (a)	4,020	142,268
FormFactor, Inc. (a)	2,428	88,428
Onto Innovation, Inc. (a)	1,541	199,128
		694,155
Semiconductors - 2.3%
Ambarella, Inc. (a)	1,290	106,451
Cirrus Logic, Inc. (a)	1,676	209,986
Diodes, Inc. (a)	1,427	75,930
Impinj, Inc. (a)	824	148,938
Power Integrations, Inc.	1,751	70,408
Rigetti Computing, Inc. (a)	9,658	287,712
Semtech Corp. (a)	2,722	194,487
Silicon Laboratories, Inc. (a)	1,009	132,310
SiTime Corp. (a)	662	199,467
Synaptics, Inc. (a)	1,191	81,393
		1,507,082
Systems Software - 0.9%
Appian Corp. - Class A (a)	1,291	39,466
JFrog Ltd. (a)	2,987	141,375
Onestream, Inc. (a)	2,114	38,961
Progress Software Corp.	1,346	59,130
Qualys, Inc. (a)	1,141	150,988
Tenable Holdings, Inc. (a)	3,815	111,245
Teradata Corp. (a)	2,953	63,519
		604,684
Technology Distributors - 0.4%
Avnet, Inc.	2,643	138,176
Insight Enterprises, Inc. (a)	1,002	113,637
		251,813

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc. (a)	787	$44,883
Quantum Computing, Inc. (a)	4,301	79,181
		124,064
Total Information Technology		9,964,899

Materials - 5.4%
Aluminum - 0.1%
Constellium SE (a)	4,447	66,171

Commodity Chemicals - 0.6%
Cabot Corp.	1,683	127,992
Hawkins, Inc.	604	110,363
Olin Corp.	3,630	90,714
PureCycle Technologies, Inc. (a)	5,109	67,183
		396,252
Construction Materials - 0.3%
Knife River Corp. (a)	1,785	137,213
United States Lime & Minerals, Inc.	345	45,385
		182,598
Diversified Metals & Mining - 0.1%
Materion Corp.	642	77,560

Fertilizers & Agricultural Chemicals - 0.3%
FMC Corp.	3,862	129,879
Scotts Miracle-Gro Co.	1,350	76,883
		206,762
Gold - 0.6%
Coeur Mining, Inc. (a)	19,321	362,462

Metal, Glass & Plastic Containers - 0.3%
Ardagh Metal Packaging SA	4,558	18,186
Greif, Inc. - Class A	820	49,003
Greif, Inc. - Class B	62	3,820
Silgan Holdings, Inc.	2,803	120,557
		191,566
Paper & Plastic Packaging Products & Materials - 0.4%
Sealed Air Corp.	4,639	163,989
Sonoco Products Co.	3,104	133,751
		297,740
Silver - 0.4%
Hecla Mining Co.	19,423	235,018

Specialty Chemicals - 1.5%
Ashland, Inc.	1,437	68,847

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.5% (Continued)
Avient Corp.	2,853	$94,006
Balchem Corp.	1,029	154,412
Celanese Corp.	3,466	145,849
Element Solutions, Inc.	7,465	187,894
HB Fuller Co.	1,705	101,072
Perimeter Solutions, Inc. (a)	4,422	99,009
Sensient Technologies Corp.	1,330	124,821
		975,910
Steel - 0.8%
Cleveland-Cliffs, Inc. (a)	15,403	187,917
Commercial Metals Co.	3,630	207,926
Warrior Met Coal, Inc.	1,638	104,242
		500,085
Total Materials		3,492,124

Real Estate - 0.8%
Diversified Real Estate Activities - 0.1%
St Joe Co.	1,175	58,139

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	978	80,362

Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	732	39,052

Real Estate Services - 0.5%
Compass, Inc. - Class A (a)	16,222	130,263
Cushman & Wakefield PLC (a)	7,251	115,436
Newmark Group, Inc. - Class A	4,680	87,282
		332,981
Total Real Estate		510,534

Utilities - 3.4%
Electric Utilities - 1.0%
ALLETE, Inc.	1,835	121,844
MGE Energy, Inc.	1,159	97,565
Otter Tail Corp.	1,304	106,889
Portland General Electric Co.	3,467	152,548
TXNM Energy, Inc.	3,060	173,043
		651,889
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	725	97,650
MDU Resources Group, Inc.	6,393	113,859
New Jersey Resources Corp.	3,171	152,684

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.4% (CONTINUED)	Shares	Value
Gas Utilities - 1.3% (Continued)
ONE Gas, Inc.	1,962	$158,804
Southwest Gas Holdings, Inc.	2,022	158,404
Spire, Inc.	1,791	146,002
		827,403
Multi-Utilities - 0.5%
Avista Corp.	2,539	96,000
Black Hills Corp.	2,293	141,226
Northwestern Energy Group, Inc.	1,928	113,000
		350,226
Renewable Electricity - 0.3%
Ormat Technologies, Inc.	1,853	178,351

Water Utilities - 0.3%
American States Water Co.	1,213	88,937
California Water Service Group	1,881	86,319
		175,256
Total Utilities		2,183,125
TOTAL COMMON STOCKS (Cost $53,513,881)		59,416,296

REAL ESTATE INVESTMENT TRUSTS - 7.4%
Financials - 0.3%
Mortgage REITs - 0.3%
Arbor Realty Trust, Inc.	5,762	70,354
Blackstone Mortgage Trust, Inc. - Class A	5,096	93,818
Total Financials		164,172

Industrials - 0.2%
Security & Alarm Services - 0.2%
CoreCivic, Inc. (a)	3,371	68,600
GEO Group, Inc. (a)	4,272	87,533
Total Industrials		156,133

Real Estate - 6.9%
Diversified REITs - 0.5%
Broadstone Net Lease, Inc.	5,867	104,843
Essential Properties Realty Trust, Inc.	6,482	192,905
		297,748
Health Care REITs - 1.5%
American Healthcare REIT, Inc.	5,175	217,402
CareTrust REIT, Inc.	6,253	216,854
Healthcare Realty Trust, Inc.	11,404	205,614
Medical Properties Trust, Inc.	14,624	74,143
National Health Investors, Inc.	1,416	112,572
Sabra Health Care REIT, Inc.	7,434	138,570
		965,155

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.4% (CONTINUED)	Shares	Value
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc.	6,722	$80,731
Park Hotels & Resorts, Inc.	5,854	64,863
Ryman Hospitality Properties, Inc.	1,976	177,030
		322,624
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	9,043	110,686
LXP Industrial Trust	9,134	81,841
Terreno Realty Corp.	3,336	189,318
		381,845
Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	7,372	120,827

Office REITs - 1.1%
COPT Defense Properties	3,578	103,977
Cousins Properties, Inc.	5,298	153,324
Douglas Emmett, Inc.	5,165	80,419
Highwoods Properties, Inc.	3,377	107,456
Kilroy Realty Corp.	3,721	157,212
SL Green Realty Corp.	2,258	135,051
		737,439
Other Specialized REITs - 0.7%
EPR Properties	2,366	137,252
Four Corners Property Trust, Inc.	3,152	76,909
Millrose Properties, Inc.	3,813	128,155
Outfront Media, Inc. (a)	4,633	84,876
		427,192
Retail REITs - 1.3%
Acadia Realty Trust	4,143	83,482
Curbline Properties Corp.	3,042	67,837
InvenTrust Properties Corp.	2,452	70,176
Kite Realty Group Trust	6,943	154,829
Macerich Co.	7,981	145,254
Phillips Edison & Co., Inc.	3,974	136,427
Tanger, Inc.	3,511	118,812
Urban Edge Properties	4,000	81,880
		858,697
Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,242	67,753

Timber REITs - 0.4%
PotlatchDeltic Corp.	2,437	99,308

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.4% (CONTINUED)	Shares	Value
Timber REITs - 0.4% (Continued)
Rayonier, Inc.	4,904	$130,152
		229,460
Total Real Estate		4,408,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,513,796)		4,729,045

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(c)	93,796	93,796
TOTAL MONEY MARKET FUNDS (Cost $93,796)		93,796

TOTAL INVESTMENTS - 99.9% (Cost $58,121,473)		$64,239,137
Other Assets in Excess of Liabilities - 0.1%		52,420
TOTAL NET ASSETS - 100.0%		$64,291,557

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE SMALL-CAP ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Small-Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$59,416,296	$—	$—	$59,416,296
Real Estate Investment Trusts	4,729,045	—	—	4,729,045
Money Market Funds	93,796	—	—	93,796
Total Investments	$64,239,137	$—	$—	$64,239,137
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive Small-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.